Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Current income taxes	$ (5,469)	$ (6,971)	$ (3,416)
Deferred income taxes	(403)	455	387
Total income taxes	$ (5,872)	$ (6,516)	$ (3,029)